ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5.                                      ACCOUNTS RECEIVABLE

Accounts receivable, net consists of:

	As of December 31,
	2010	2011

Billed receivable	$35,845	$43,143
Unbilled receivable	11,614	22,272
	47,459	65,415
Less: Allowance for doubtful accounts	(3,698)	(4,002)
	$43,761	$61,413

Revenue in excess of billings is recorded as unbilled receivable and included in accounts receivable.  These amounts become billable according to the contract terms. In general, the Group anticipates that substantially all of unbilled amounts will be billed within three months of the balance sheet date.

Activities in the allowance for doubtful accounts are as follows:

	As of December 31,
	2009	2010	2011

Balance at the beginning of the year	$339	$220	$3,698
Provision for doubtful accounts charged to general and administrative expenses	—	3,597	477
Deductions from reserves	(119)	(126)	(388)
Foreign currency translation adjustments	—	7	215
Balance at the end of the year	$220	$3,698	$4,002